                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               ----
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner
Title: Executive Vice President and Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:


Thomas S. Gayner    Richmond, VA   2/9/2009
----------------   -------------   --------
   [Signature]     [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:          110
Form 13F Information Table Value Total:   $1,125,980
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
---   --------------------    ------------------------------------------
 1    28-6056                 Markel Gayner Asset Management Corporation

                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   ---------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ------- -------- ------- ------ ------
3M Company                     COM            88579y101    1726     30000 SH       SOLE               30000
                                                           2382     41400 SH       DEFINED    01      40000          1400
Accenture                      COM            g1150g111     328     10000 SH       SOLE               10000
                                                           3659    111600 SH       DEFINED    01     100000         11600
Aflac                          COM            001055102    4813    105000 SH       SOLE              105000
Alleghany Corporation          COM            017175100    1151      4080 SH       SOLE                4080
Altria                         COM            02209S103    1758    116700 SH       DEFINED    01     114500          2200
American Express               COM            025816109     185     10000 SH       SOLE               10000
                                                           7213    388865 SH       DEFINED    01     339000         49865
Automatic Data Processing      COM            053015103   12042    306100 SH       DEFINED    01     300700          5400
Bank of America                COM            060505104    9995    709887 SH       DEFINED    01     655000         54887
Bank of New York Mellon Corp   COM            064058100      86      3019 SH       SOLE                3019
                                                           5746    202830 SH       DEFINED    01     184907         17923
Berkshire Hathaway Class B     COM            084670207   24754      7702 SH       SOLE                7702
                                                          76371     23762 SH       DEFINED    01      22298          1464
Berkshire Hathaway, Inc.       COM            084670108   26565       275 SH       SOLE                 275
                                                          60182       623 SH       DEFINED    01        585            38
Brookfield Asset Management    COM            112585104    4581    300000 SH       SOLE              300000
                                                          42830   2804839 SH       DEFINED    01    2590548        214291
Brookfield Infrastructure Part COM            G16252101      82      7288 SH       SOLE                7288
                                                            600     53548 SH       DEFINED    01      50613          2935
Brown & Brown                  COM            115236101    3762    180000 SH       SOLE              180000
                                                           3880    185628 SH       DEFINED    01     185628
Brown Forman Class A           COM            115637100   14193    283860 SH       DEFINED    01     281000          2860
Brown-Forman Class B           COM            115637209    3654     70965 SH       DEFINED    01      70250           715
CB Richard Ellis Group         COM            12497T101     216     50000 SH       DEFINED    01      50000

CME Group Inc                  COM            12572q105     208      1000 SH       SOLE                1000
                                                           2647     12720 SH       DEFINED    01      12000           720
Carmax                         COM            143130102    1261    160000 SH       SOLE              160000
                                                          40854   5184506 SH       DEFINED    01    4803070        381436
Caterpillar Inc                COM            149123101    9180    205500 SH       DEFINED    01     200000          5500
Cemex SAB de C.V.              COM            151290889     274     30000 SH       DEFINED    01      30000
Charles Schwab                 COM            808513105    8171    505300 SH       DEFINED    01     505000           300
Cintas Corp                    COM            172908105    1626     70000 SH       DEFINED    01      70000
Comcast                        COM            20030N101    1128     66850 SH       DEFINED    01                    66850
Conoco Phillips                COM            20825C104     518     10000 SH       DEFINED    01      10000
Costco                         COM            22160K105     262      5000 SH       SOLE                5000
                                                            333      6350 SH       DEFINED    01       5000          1350
Covanta Holding Corp           COM            22282E102     527     23992 SH       DEFINED    01      23992
Diageo PLC                     COM            25243Q205   18639    328500 SH       SOLE              328500
                                                          52788    930356 SH       DEFINED    01     861500         68856
Disney                         COM            254687106    4538    200000 SH       SOLE              200000
                                                          29106   1282775 SH       DEFINED    01    1192500         90275
Emerson Electric               COM            291011104    5938    162200 SH       DEFINED    01     145000         17200
Enterprise GP Holdings         COM            293716106     174     10000 SH       SOLE               10000
                                                           2719    156000 SH       DEFINED    01     150000          6000
Exxon Corporation              COM            302290101   30439    381293 SH       DEFINED    01     364800         16493
Fairfax Financial Holdings Ltd COM            303901102   87585    279459 SH       SOLE              279459
Federated Investors            COM            314211103     170     10000 SH       SOLE               10000
                                                           2815    166000 SH       DEFINED    01     165000          1000
Fidelity National Financial    COM            31620R105   14315    806500 SH       SOLE              806500
                                                          16832    948300 SH       DEFINED    01     856500         91800
First Industrial Realty Trust  COM            32054K103     387     51200 SH       DEFINED    01      50000          1200
Forest City Enterprises Class  COM            345550107    5661    844967 SH       DEFINED    01     812400         32567
Fortune Brands                 COM            349631101    1053     25500 SH       DEFINED    01      25000           500
Friedman Billings and Ramsey   COM            358434108      11     65000 SH       SOLE               65000
                                                             13     75000 SH       DEFINED    01      75000
General Dynamics               COM            369550108   22680    393813 SH       DEFINED    01     370000         23813

General Electric               COM            369604103    4779    295000 SH       SOLE              295000
                                                          54384   3357031 SH       DEFINED    01    3160000        197031
Goldman Sachs                  COM            38141G104     844     10000 SH       DEFINED    01      10000
Home Depot                     COM            437076102     460     20000 SH       SOLE               20000
                                                          22265    967190 SH       DEFINED    01     900000         67190
Illinois Tool Works            COM            452308109    8521    243110 SH       DEFINED    01     220000         23110
Intel                          COM            458140100     880     60000 SH       SOLE               60000
                                                           2764    188542 SH       DEFINED    01     165000         23542
International Business Machine COM            459200101     842     10000 SH       SOLE               10000
                                                            888     10550 SH       DEFINED    01      10000           550
International Game Technology  COM            459902102    2972    250000 SH       SOLE              250000
                                                          10496    882720 SH       DEFINED    01     800000         82720
Investors Title Company        COM            461804106    8548    228850 SH       DEFINED    01     213300         15550
Johnson and Johnson            COM            478160104   16752    280000 SH       SOLE              280000
                                                          15454    258295 SH       DEFINED    01     242200         16095
Leucadia National Corp         COM            527288104    4215    212900 SH       DEFINED    01     210000          2900
Lowes                          COM            548661107    2044     95000 SH       SOLE               95000
                                                           4435    206100 SH       DEFINED    01     170000         36100
Manpower Inc.                  COM            56418H100     238      7000 SH       SOLE                7000
                                                           2481     73000 SH       DEFINED    01      73000
Marriott International         COM            571903202    3404    175000 SH       SOLE              175000
                                                          23890   1228276 SH       DEFINED    01    1085000        143276
McGraw-Hill Companies          COM            580645109    5102    220000 SH       DEFINED    01     220000
NYSE Euronext                  COM            629491101     274     10000 SH       DEFINED    01      10000
Nike                           COM            654106103    2560     50200 SH       DEFINED    01      50000           200
Northern Trust Corp            COM            665859104    7300    140000 SH       DEFINED    01     140000
NuStar GP Holdings             COM            67059L102   10343    585000 SH       DEFINED    01     576500          8500
Pepsico                        COM            713448108    1862     34000 SH       DEFINED    01      33300           700
Peyto Energy Trust             COM            717045108     196     25000 SH       DEFINED    01      25000
Philip Morris International    COM            718172109    5078    116700 SH       DEFINED    01     114500          2200
Plum Creek Lumber MLP          COM            729251108    5211    150000 SH       SOLE              150000

                                                           7156    206000 SH       DEFINED    01     200000          6000
Progressive Corp               COM            743315103     689     46516 SH       DEFINED    01      46516
RLI Corporation                COM            749607107   37935    620266 SH       DEFINED    01     598636         21630
SAP Aktiengesellschaft         COM            803054204    3531     97500 SH       DEFINED    01      95000          2500
Schlumberger                   COM            806857108     880     20800 SH       DEFINED    01      20000           800
State Street Corp              COM            857477103    1589     40400 SH       DEFINED    01      40400
Sysco Corp                     COM            871829107    1950     85000 SH       SOLE               85000
                                                          15867    691694 SH       DEFINED    01     615000         76694
T.Rowe Price                   COM            74144T108     390     11000 SH       SOLE               11000
                                                           5653    159500 SH       DEFINED    01     159000           500
United Parcel Service          COM            911312106   12677    229820 SH       SOLE              229820
                                                          25691    465759 SH       DEFINED    01     410180         55579
W.P. Carey                     COM            92930Y107   20150    860000 SH       DEFINED    01     845200         14800
Wal-Mart Stores                COM            931142103    6527    116425 SH       SOLE              116425
                                                          39325    701473 SH       DEFINED    01     628575         72898
Walgreen                       COM            931422109    1620     65660 SH       DEFINED    01      65000           660
Washington Post Co             COM            939640108    2117      5425 SH       DEFINED    01       5200           225
Washington Real Estate Investm COM            939653101   11407    403075 SH       DEFINED    01     390300         12775
White Mountains                COM            G9618E107   10043     37600 SH       SOLE               37600
                                                          14931     55900 SH       DEFINED    01      55900
Yum! Brands Inc                COM            988498101     762     24200 SH       DEFINED    01      20000          4200

REPORT SUMMARY          110 DATA RECORDS        1125980        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED